Schedule of Property and Equipment (Detail) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		$ 11,175,522	$ 6,156,319
Less: accumulated depreciation and amortization		(3,433,531)	(1,918,852)
Total property and equipment, net	$ 8,315,185	7,741,991	4,237,467
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		680,679	1,133,654
Analyzers
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		5,045,481	1,139,352
Computers and office equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		462,441	290,754
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		2,372,558	1,060,993
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		393,271	366,945
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		72,618	16,145
Equipment under capital lease
Property, Plant and Equipment [Line Items]
Property and Equipment, gross		$ 2,148,476	$ 2,148,476